[MANAGERS AMG FUNDS LOGO]



                                   [ESSEX LOGO]
                           ESSEX AGGRESSIVE GROWTH FUND
                       -------------------------------------


                                    PROSPECTUS
                              DATED NOVEMBER 1, 1999




The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                  TABLE OF CONTENTS

                                                              Page
                                                              ----
KEY INFORMATION ABOUT THE ESSEX AGGRESSIVE GROWTH FUND         1
 Summary of the Goals, Principal Strategies  and   Principal
     Risk Factors of the Fund                                  1

FEES AND EXPENSES OF THE FUND                                  4
 Fees and Expenses                                             4

ESSEX AGGRESSIVE GROWTH FUND                                   5
 Objective                                                     5
 Principal Investment Strategies                               5
 Should You Invest in this Fund?                               6

MANAGERS AMG FUNDS                                             7

PAST PERFORMANCE OF ESSEX                                      8

YOUR ACCOUNT                                                  10
 Minimum Investments in the Fund                              11

HOW TO PURCHASE SHARES                                        12

DISTRIBUTION PLANS                                            13

HOW TO SELL SHARES                                            14

INVESTOR SERVICES                                             15

THE FUND AND ITS POLICIES                                     15

ACCOUNT STATEMENTS                                            16

DIVIDENDS AND DISTRIBUTIONS                                   16

TAX INFORMATION                                               17


KEY INFORMATION ABOUT THE ESSEX AGGRESSIVE GROWTH FUND

  This Prospectus contains important information for anyone interested in investing in the Essex Aggressive Growth Fund (the "Fund"), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

 SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL RISK FACTORS
OF THE FUND

  The following is a summary of the goals, principal strategies and principal risk factors of the Fund.


                        PRINCIPAL                    PRINCIPAL
GOALS                  STRATEGIES                  RISK FACTORS
-----                 ------------                 ------------
Long-term capital    Invests primarily in         Market Risk
appreciation         the equity securities of     Growth Stock Risk
                     U.S. companies with the      Small and Mid-Cap Stock Risk
                     potential for long-term      Sector Risk
                     growth                       Year 2000 Risk

                     Invests primarily in
                     companies with market
                     capitalizations of between
                     $500  million and $20 billion,
                     although it may invest in
                     companies  of any size

                     Ordinarily invests in 50
                     to 60 companies from pre-
                     selected sectors of the
                     market; Initially, the focus
                     will be on the specialty retail,
                     technology, health  care,
                     financial services, energy
                     services, and basic industries
                     sectors
---------------------------------------------------------------------------

  All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

  Market Risk

  The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. The success of the Fund's investment strategy depends significantly on the skill of the investment manager in assessing the potential of the securities in which the Fund invests. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of the Fund's portfolio of investments are also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

  Growth Stock Risk

  Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. In addition,  growth stocks  tend  to  be more  sensitive than other  stocks  to increases  in  interest  rates,  which will  generally cause  the  prices  of growth stocks to fall. To the extent that the Fund invests in those kinds of stocks, it will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Fund may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

  Small and Mid-Cap Stock Risk

  Small     and     mid-capitalization companies  often  have  greater  price
volatility, lower trading volume,  and less   liquidity  than  larger,  more-
established     companies.       These companies   tend   to   have   smaller
revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as large-company stock funds) when stocks of small and medium-sized companies are out of favor.

  Sector Risk

  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

  Year 2000 Risk

  The "Year 2000 problem," a date-related computer issue, could have an adverse impact on the nature and quality of the services provided to the Fund and its shareholders. In addition to verifying that all internal systems are able to handle dates past 1999 (otherwise known as "Year 2000 compliant"), the Fund is taking steps to address the problem by working with the sub-adviser and outside vendors. The Fund has obtained assurances from each of our key service providers that they are taking steps within their organizations to make their systems and products Year 2000 compliant, but cannot be completely certain that all service providers will be fully Year 2000 compliant. The Fund may be adversely impacted if the issuers of the Fund's portfolio securities have Year 2000 problems. The Fund will continue to monitor developments relating to the Year 2000 problem.

     FEES AND EXPENSES OF THE FUND

  THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

FEES AND EXPENSES

  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price                             None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
 and Other Distributions                                            None
Maximum Account Fee                                                 None


FEES AND EXPENSES

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee                                                     1.00%
Distribution (12b-1) Fees1                                         0.00%
Other Expenses2                                                    0.42%
                                                                   -----
Total Annual Fund Operating Expenses                               1.42%
Fee Waiver and Reimbursement3                                     (0.32%)
                                                                   -----
Net Annual Fund Operating Expenses                                 1.10%
                                                                   =====

[FN]
   1 Although the Fund is subject to a Rule 12b-1 Plan of Distribution that permits payments of up to 0.25% of the Fund's average daily net assets, no payments have been authorized under the plan to date and no payments are expected to be authorized during the first year of operation.

   2 Because the Fund has not commenced operations as of the date of this prospectus, the "Other Expenses" of the Fund are based on annualized projected expenses and average net assets for the fiscal year ending October 31, 2000.

   3 The Managers Funds LLC and Essex Investment Management Company, LLC have contractually agreed, for a period of not less than eighteen (18) months, to limit Net Annual Fund Operating Expenses to 1.10% subject to later reimbursement by the Fund in certain circumstances. See "Managers AMG Funds."

   EXAMPLE

   The following Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
the   above  assumptions,  your  costs would be:+

        1 Year      3 Years
        ------      -------
         $112         $403

   +The Example reflects the impact of the    Fund's   contractual    expense
limitation  for  the initial  eighteen (18)  month  period  covered  by   the
Example.

   The    Example   should   not    be considered a representation of past or
future expenses, as actual expenses may be greater or lower than those shown.


                       ESSEX AGGRESSIVE GROWTH FUND

OBJECTIVE

   The Fund's objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

   The Fund invests primarily in the equity securities of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $20 billion. Ordinarily, the Fund invests in 50 to 60 companies from pre-selected sectors of the market. Initially, the Fund will focus on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

   Essex Investment Management Company, LLC ("Essex") serves as sub-adviser to the Fund. Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex first attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, quality management and strong finances. Ordinarily, Essex will sell all or a portion of the
Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

   For temporary and defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.


SHOULD YOU INVEST IN THIS FUND?

   This Fund MAY be suitable if you:

     * Are seeking an opportunity for some equity returns in your investment portfolio

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     *  Have an investment time horizon of five years or more

   This Fund MAY NOT be suitable if you:

     *  Are seeking stability of principal

     *  Are investing with a shorter time horizon in mind

     *  Are uncomfortable with stock market risk

     *  Are seeking current income

-----------------------------------------------------------------------------
What are you investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.
-----------------------------------------------------------------------------


                            MANAGERS AMG FUNDS

  Managers AMG Funds is intended to be a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Essex Aggressive Growth Fund is the first fund available in the fund family.

  The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the
Fund and is responsible for the Fund's overall       administration       and
distribution. The Investment Manager also monitors the performance, security holdings and investment strategies of Essex Investment
Management  Company,  LLC,  the   sub-adviser   of   the  Fund   and,   when
appropriate,  evaluates any  potential new   asset  managers  for  the   fund
family.

  Essex has day-to-day responsibility for managing the Fund's portfolio. Essex, located at 125 High Street, Boston, Massachusetts 02110, is the
successor firm to Essex Investment Management Company, Inc., which was formed in 1976. Affiliated Managers Group, Inc. indirectly owns a majority interest in Essex. As of December 31, 1998, Essex had assets under management of $5.6 billion. Stephen D. Cutler, Joseph C. McNay and Daniel Beckham are the portfolio managers for the Fund. Mr. Cutler is the President of Essex, a position he has held with Essex or its predecessor firm since 1989. Mr. McNay is the Chairman and Chief Investment Officer of Essex, a position he has held with Essex or its predecessor firm since 1976. Mr. Beckham is the Principal and Vice President of Essex, a position he has held with Essex or its predecessor firm since 1995. From 1994 to 1995, Mr. Beckham was a member of the Duncan-Hurst Capital Management team and from 1989 to 1994, Mr. Beckham was a member of the Nicholas-Applegate Capital Management team.

  The   Fund  is  obligated   by   its investment management agreement to pay
an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

  The Investment Manager has contractually agreed, for a period of not less than eighteen (18) months, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed 1.10% of the Fund's average daily net assets. The Fund is obligated to repay the Investment
Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.10% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

                       PAST PERFORMANCE OF ESSEX

  The table below sets forth the investment performance for the period from October 1, 1989 to September 30, 1999 of discretionary, fee-paying accounts managed by Essex with investment objectives, policies and strategies substantially similar to that of the Essex Aggressive Growth Fund (the "Essex Composite"). For periods after December 31, 1992, the Essex Composite includes only those accounts with at least $1.0 million in net assets, and has been attested to by Deloitte & Touche LLP for use in connection with this Prospectus. The Essex Composite represents an asset-weighted composite of the compounded internal rates of return for all such accounts during each period indicated. The Essex Composite for each period has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.10%, which is the expense ratio of the Fund, net of
contractual        waivers         and reimbursements.             Investment
performance is shown on an annual return basis, with returns for periods of less than one year not annualized. Average annual returns and cumulative returns are provided for the 5-year and 10-year periods ended September 30, 1999.

  The method used for calculating the performance of the Essex Composite differs from the method prescribed by the Securities and Exchange Commission
for  calculating the total return  for mutual  funds.   Essex  uses  a  time-
weighted  rate  of return  formula  to calculate    investment    performance
returns   of  its  accounts,  commonly referred to as the Bank Administration
Institute (or "BAI") formula. The BAI formula determines an internal rate of return by measuring the change in the market value of individual accounts
over  a  month.  The Essex performance calculation  methodology  also   takes
into  consideration any account  level cash  flows during a month  which  are
equal  to or greater than 10%  of  the beginning   market   value   of   that
account.

  The investment performance of the Essex Composite is compared to the Russell 3000 Growth Index (the "Russell 3000 Growth Index") and the Standard & Poor's 500 Composite Stock Price Index (the "S & P 500 Index"), giving effect to the reinvestment of all dividends. The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index (representing the 3000 largest U.S. companies based on total market
capitalization) with higher  price-to-book   ratios  and  higher  forecasted
growth values. The S & P 500 Index is made up of larger capitalization companies that represent a broad spectrum of the U.S. economy and about 70% of the U.S. stock market's total capitalization. Although used as benchmarks, the performance of each of the Russell 3000 Growth Index and the S & P 500 Index may not be comparable to the Essex Composite because, unlike the performance of the Essex Composite, the performance of each of the Russell 3000 Growth Index and the S & P 500 Index has not been adjusted for any fees or expenses. The performance of each of the Russell
3000 Growth Index and the S & P 500 Index has not been attested to by Deloitte & Touche LLP. The information provided does not represent the performance of the Essex Aggressive Growth Fund, which commenced operations on November 1, 1999 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Essex Aggressive Growth Fund. The Essex Aggressive Growth Fund's performance may be higher or lower than that shown below.

                            Essex            Russell 3000            S & P500
                       Composite Return    Growth Index Return    Index Return
                      -----------------    -------------------    ------------
1989 (three months only)     -1.53%              2.22%                 2.05%
1990                          0.18              -1.31                 -3.05
1991                         68.20              41.65                 30.47
1992                          3.15               5.22                  7.62
1993                         13.15               3.69                 10.08
1994                          1.77               2.20                  1.32
1995                         46.05              36.51                 37.58
1996                         16.51              21.88                 22.96
1997                         12.62              28.74                 33.36
1998                         50.56              35.03                 28.58
1999 (nine months only)      30.86               6.46                  5.36
1-year (ended 9-30-99)       79.44              34.67                 27.80
5-year average annual        30.86              25.37                 25.03
10-year average annual       22.23              17.24                 16.82
5-year cumulative           283.84             209.77                205.57
10-year cumulative          644.13             390.63                373.51

   The accounts represented by the composite are not subject to the same types of expenses to which the Fund is subject, nor to the diversification
requirements,       specific       tax restrictions      and       investment
limitations imposed on the Fund by the Investment  Company Act  of  1940,  as
amended (the "1940 Act") or the Internal Revenue Code of 1986, as amended (the "Code"). The performance of the Essex Composite might have been less favorable had the accounts been subject to these requirements, restrictions and limitations.


                                 YOUR ACCOUNT

   As an investor, you pay no sales charges to invest in the Fund and you pay no charges to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (NYSE) is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.

   The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

   Cash investments in the Fund must be in U.S. Dollars. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

   Subject to approval by the Investment Manager and Essex, you may be permitted to purchase shares of the Fund by means of an in-kind contribution of securities, which will be valued in accordance with the Fund's pricing procedures. As with a cash purchase of shares, an in-kind contribution will also be subject to the Fund's minimum investment requirements.

   The following provides the minimum initial and additional investments in the Fund:

                       INITIAL INVESTMENT        ADDITIONAL INVESTMENT
                       ------------------        ---------------------
Regular accounts          $25,000                       $1,000
Traditional IRA            25,000                        1,000
Roth IRA                   25,000                        1,000

   The Fund or the underwriter may, in their discretion, waive the minimum and initial investment amounts at any time.


-----------------------------------------------------------------------------
A TRADITIONAL IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You    should   consult    your    tax professional  for more information  on
IRA accounts.
-----------------------------------------------------------------------------

              HOW TO PURCHASE SHARES


               Initial        Additional
               Purchase       Purchases
----------------------------------------------
Through      Contact your   Send any
your         investment     additional
Investment   advisor or     monies to your
Advisor      other          investment
             investment     professional
             professional.  at the address
                            appearing on
                            your account
                            statement.

----------------------------------------------------


Investment   Call (800)     Call (800) 358-
Advisors,    358-7668 for   7668 for
Bank Trust   further        further
and 401(k)   instructions.  instructions.
Agents
only

----------------------------------------------------

Direct       Complete the
Shareholders:account
             application.

*By mail                    Write a letter
             Mail the       of instruction
             application    and a check
             and a check    payable to
             payable to     Managers AMG
             Managers AMG   Funds to:
             Funds to:
                            Managers AMG
             Managers AMG   Funds
             Funds          c/o Boston
             c/o Boston     Financial
             Financial         Data
             Data           Services, Inc.
             Services,      P.O. Box 8517
             Inc.           Boston, MA
             P.O. Box 8517  02266-8517
             Boston, MA
             02266-8517     Include your
                            account # on
                            your check.

*By Telephone               If your
                            account has
                            already been
                            established,
                            call the
                            Transfer Agent
                            at (800) 252-
                            0682.  The
                            minimum
                            additional
                            investment is
                            $1,000.
--------------------------------------------------------------------------

   FOR BANK WIRES: Please call and notify the Fund at (800) 358-7668. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and fund name. Please be aware that your bank may charge you a fee for this service.

It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or other fund distribution organizations rather than directly with us, the policies and fees may be different than those described in this material.

                          DISTRIBUTION PLANS

   The Fund has adopted a distribution plan to pay for the marketing of shares of the Fund. Under the plan, the Board of Trustees may authorize payments at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any fees to date.

                          HOW TO SELL SHARES

   You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent receives your order. Orders received after 4:00 p.m. New York Time will receive the NAV per
share  determined  at  the  close   of trading on the next NYSE trading day.

                  Instructions
------------------------------------------------
Through your      Contact your
Investment        investment
Advisor           advisor or other
                  investment
                  professional.

------------------------------------------------
Investment        Call (800) 358-
Advisors, Bank    7668 for further
Trust and 401(k)  instructions.
agents only

------------------------------------------------
Direct
Shareholders:

*By Mail          Write a letter
                  of instruction
                  containing:

              *   the name of the Fund
              *   dollar amount or
                  number of shares to be
                  sold
              *   your name
              *   your account number
              *   signatures of
                  all owners on account

              Mail letter to:

                  Managers AMG Funds
                  c/o Boston Financial Data
                  Services, Inc.
                  P.O. Box 8517
                  Boston, MA 02266-8517

*By Telephone:If you elected telephone
              redemption privileges on
              your account application,
              call us at (800) 252-0682.
---------------------------------------------------------

    Redemptions of $25,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

   Telephone redemptions are available only for redemptions which are below $25,000.


                            INVESTOR SERVICES

   Automatic Reinvestment Plan  allows your   dividends  and   capital   gain
distributions  to  be  reinvested   in additional  shares of the  Fund.   You
can elect to receive cash.

   Automatic Investments allows you to make   automatic  deductions  from   a
designated bank account.

   Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more. Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

   Individual Retirement Accounts  are available  to  you  at  no  additional
cost.   Call us at (800) 835-3879  for more information and an IRA kit.

   The  Fund has an Exchange Privilege which  allows  you  to  exchange  your shares of the Fund for shares of any of the nine series of The Managers Funds. There is no fee associated with the Exchange Privilege. Be sure to read the Prospectus of any series of The Managers Funds that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.


                     THE FUND AND ITS POLICIES

   The Fund is a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide this series or any other series
into  two  or more classes  of  shares with       different      preferences,
privileges, and expenses.

The Fund reserves the right to:

    * redeem an account if the value of the account falls below
      $25,000 due to redemptions;

    * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

    * change our minimum investment amounts;

    * delay sending out redemption proceeds for up to seven days
      (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

    * make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders;

    * refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

    * after prior warning and notification, close an account due to excessive trading.


                          ACCOUNT STATEMENTS

   You will receive quarterly statements detailing your account activity. All investors (other than IRA accounts) will also receive a yearly statement, including a Form 1099-DIV, detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

                      DIVIDENDS AND DISTRIBUTIONS

   Income  dividends and  net  capital gain   distributions,  if   any,   are
normally declared and paid annually in December.

   We will automatically reinvest your distributions of dividends and capital
gains  unless  you tell us  otherwise. You   may  change  your  election   by
writing  to us at least 10 days  prior to the scheduled payment date.


                        TAX INFORMATION

   Please be aware that the following tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from the Fund.

   All    dividends   and   short-term capital   gains   distributions    are
generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of the Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

   Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

   Federal law requires the Fund to withhold taxes on distributions paid to shareholders who:

    * fail to provide a social security number or taxpayer identification number;

    * fail to certify that their social security number or taxpayer identification number is correct; or

    * fail to certify that they are exempt from withholding.

   The initial investors in the Fund are expected to include clients of Essex, some of whom may invest by means of a contribution of securities in exchange for shares of the Fund in which no current tax will be incurred. In connection with these transactions, each investor's tax basis in the contributed securities will carry over to the Fund, which basis may be lower than the current market value of the securities. When the Fund subsequently sells these contributed securities, the Fund may realize a larger gain (or smaller loss) for tax purposes than would have been the case if the same securities had been purchased directly by the Fund with cash. The larger gain (or smaller loss) may result in shareholders accelerating (or deferring) the federal income tax liability they otherwise would have incurred in the absence of the tax-free contribution of securities.

                          [MANAGERS AMG FUNDS LOGO]
                                 [ESSEX LOGO]


                        ESSEX AGGRESSIVE GROWTH FUND


INVESTMENT MANAGER AND FUND DISTRIBUTOR

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut  06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110
(617) 342-3200

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

LEGAL COUNSEL
Goodwin, Procter & Hoar  LLP
Exchange Place
Boston, MA  02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts  02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Eric Rakowski

FOR MORE INFORMATION

   Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

    By Telephone:   1-800-835-3879

    By Mail:        Managers AMG Funds
                    40 Richards Avenue
                    Norwalk, CT  06854

    On the Internet:Electronic copies are available on our
                    website at http://www.managersamg.com

   A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are also available on
the       SEC's       website       at http://www.sec.gov,   by   sending   a
request and a duplication fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009, or by visiting the SEC's Public Reference
Room      in      Washington,       DC (1-800-SEC-0330).


INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

                       MANAGERS AMG FUNDS

                  ESSEX AGGRESSIVE GROWTH FUND
                  ______________________________

              STATEMENT OF ADDITIONAL INFORMATION

                     DATED NOVEMBER 1, 1999
___________________________________________________________________________

    You  can  obtain a free copy of the Prospectus of  the  Essex
Aggressive Growth Fund (the "Fund") by calling Managers AMG Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

    This Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.


                       TABLE OF CONTENTS

                                                             Page
                                                             -----

GENERAL INFORMATION                                             3

INVESTMENT OBJECTIVES AND POLICIES                              3
    Investment Techniques and Associated Risks                  3
    Diversification Requirements for the Fund                   8
    Fundamental Investment Restrictions                         8
    Temporary Defensive Position                                9
    Portfolio Turnover                                          9

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                    10
    Trustees' Compensation                                     11

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES            11
    Control Persons                                            11
    Management Ownership                                       11

MANAGEMENT OF THE FUND                                         11
    Investment Manager                                         11
    Compensation of Investment Manager and Sub-Adviser         12
    Fee Waivers and Expense Limitations                        12
    Investment Management and Sub-Advisory Agreements          13
    Custodian                                                  15
    Transfer Agent                                             15
    Independent Public Accountants                             15

BROKERAGE ALLOCATION AND OTHER PRACTICES                       15

PURCHASE, REDEMPTION AND PRICING OF SHARES                     16
    Purchasing Shares                                          16
    Redeeming Shares                                           17
    Exchange of Shares                                         17
    Net Asset Value                                            18
    Dividends and Distributions                                18
    Distribution Plan                                          18

CERTAIN TAX MATTERS                                            19
    Federal Income Taxation of Fund-in General                 19
    Taxation of the Fund's Investments                         19
    Federal Income Taxation of Shareholders                    20
    Foreign Shareholders                                       20
    State and Local Taxes                                      21
    Other Taxation                                             21

PERFORMANCE DATA                                               21
    Total Return                                               21
    Performance Comparisons                                    22
    Massachusetts Business Trust                               22
    Description of Shares                                      23
    Additional Information                                     24

REPORT OF INDEPENDENT ACCOUNTANTS                              25
FINANCIAL STATEMENT                                            26



                      GENERAL INFORMATION


    This Statement of Additional Information relates only to the Essex Aggressive Growth Fund (the "Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the "Trust"). The Trust was organized on June 18, 1999.

    This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.

    The  Managers Funds LLC, a subsidiary of Affiliated  Managers
Group,  Inc.,  serves as investment manager to the  Fund  and  is
responsible   for   the   Fund's   overall   administration   and
distribution.  See "Management of the Fund."

               INVESTMENT OBJECTIVES AND POLICIES

    The   following  is  additional  information  regarding   the
investment objectives and policies used by the Fund in an attempt to achieve its objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

    The Fund invests primarily in equity securities of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $20 billion. Ordinarily, the Fund invests in 50 to 60 companies from pre-selected sectors of the market. Initially, the Fund will focus on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

Investment Techniques and Associated Risks

    The  following  are descriptions of the types  of  securities
that  may  be  purchased  by the Fund.   Also  see  "Quality  and
Diversification Requirements of the Fund."

    (1)   Cash  Equivalents.   The  Fund  may  invest   in   cash
equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

    Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

    Eurodollar   bankers  acceptances  are  bankers   acceptances
denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

    Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

    Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

    Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements  could have  certain  risks  that  may adversely affect the Fund. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by the Fund may be delayed or limited.

    (2) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

    The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

    (3) Emerging Market Securities. The Fund may invest some of its assets in the securities of emerging market countries.
Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

    Investors should be aware that the value of the Fund's investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgement against an issuer in an emerging market country.

    (4) Foreign Securities. The Fund may invest in foreign securities either directly or indirectly in the form of American Depositary Receipts or similar instruments. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

    Investors should be aware that the value of the Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

    Forward Foreign Currency Exchange Contracts. The Fund may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a
"cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

    In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Fund will not enter into contracts that are greater than ninety days.

    Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Fund may incur costs in converting foreign currency.

    If the Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

    Foreign Currency Considerations. The Fund may invest some of its assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. Dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

    (5) Futures Contracts. The Fund may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities in which it invests. When the Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities equivalent to the value of the contract.

    There are additional risks associated with futures contracts.
It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

    Equity Index Futures Contracts. The Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

    (6) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire illiquid holdings if, as a result, more than 15% of the Fund's total assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately  the  same amount at which it  was  valued  in  the
Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

    The Fund may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds LLC and approved by the
Trustees.   The  Trustees  will monitor  these  guidelines  on  a
periodic basis.

    Investors should be aware that the Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than was available when it had first decided to sell the security.

    (7) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

    (8) Option Contracts.

    Covered Call Options. The Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. Written call options must be listed on a national securities exchange or a futures exchange.

    A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered call options. The Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

    Covered Put Options.  The Fund may write ("sell") covered put
options   on  individual  stocks,  equity  indices  and   futures
contracts, including equity index futures contracts.

    A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

    The Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

    There are risks associated with writing covered put options. The Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

    Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The bank's creditworthiness and financial strength are judged by the Sub- Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

    Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

    (9) Rights and Warrants. The Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

    (10) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, the Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

    (11) Segregated Accounts. The Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

    (12) Short Sales. The Fund may enter into short sales. The Fund enters into a short sale when it sells a security that it does not own. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker. If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. For tax planning reasons, the Fund may also engage in short sales with respect to a security that the Fund currently holds or has a right to acquire, commonly referred to as a "short against the box."

    (13) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

    To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund

    The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Fundamental Investment Restrictions

    The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

    The Fund may not:

    (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

    (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

    (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

    (4)  Purchase or sell real estate, except that the  Fund  may
(i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

    (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

    (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

    (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S.
Government or its agencies or instrumentalities).

    If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

    Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

Temporary Defensive Position

    The Fund may invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, the Fund may not achieve its investment objective.

Portfolio Turnover

    Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

    The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

          BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, CT 06854.

JACK W. ABER - Trustee; Professor of Finance, Boston University School of Management since 1972. He has served as a Trustee of The Managers Funds since March 1999. His address is 595 Commonwealth Avenue, Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner, Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group. Prior to joining
Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles. He has served as a Trustee of The Managers Funds since March 1999. His address is 380 Gulf of Mexico Drive, Longboat Key, Florida 34228. His date of birth is September 23, 1941.

SEAN M. HEALEY* - Trustee; President of Affiliated Managers Group, Inc. since October 1999. From April 1995 to October 1999, he was Executive Vice President of Affiliated Managers Group, Inc. From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice President. His address is Two International Place, 23rd Floor, Boston, Massachusetts 02110. He has served as a Trustee of The Managers Funds since March 1999. His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox Hamilton & Putnam since 1977. He has served as a Trustee of The Managers Funds since March 1999. His address is 1100 One Penn Center, Philadelphia, Pennsylvania 19103. His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee; Professor, University of California at Berkeley School of Law since 1990. Visiting Professor, Harvard Law School 1998-1999. He has served as a Trustee of The Managers Funds since March 1999. His address is 1535 Delaware Street, Berkeley, California 94703-1281. His date of birth is June 5, 1958.

PETER M. LEBOVITZ - President; President of The Managers Funds LLC. From September 1994 to April 1999, he was Managing Director of The Managers Funds, L.P. (the predecessor to The Managers Funds LLC). From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting Officer; Chief Financial Officer of The Managers Funds LLC (formerly The Managers Funds, L.P.) since December 1994. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. His date of birth is May 29, 1958.

JOHN KINGSTON, III - Secretary; Vice President of Affiliated Managers Group, Inc. since March 1999. From June 1998 to
February 1999, he served in a general counseling capacity with Morgan Stanley Dean Witter Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes and Gray. His date of birth is October 23, 1965.

PETER M. MCCABE - Assistant Treasurer; Portfolio Administrator of The Managers Funds LLC (formerly The Managers Funds, L.P.) since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator at Oppenheimer Capital, L.P. His date of birth is September 8, 1972.
-----------------------------------
1 Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.

LAURA A. DESALVO - Assistant Secretary; Legal/Compliance Officer of The Managers Funds LLC (formerly The Managers Funds, L.P.)
since September 1997. From August 1994 to June 1997, she was a law student. Her date of birth is November 10, 1970.


Trustees' Compensation


     COMPENSATION TABLE:

                                             Total Compensation
                                                    From the
                         Aggregate                Fund and the
Name of                  Compensation            Fund Complex
Trustee                From   the  Fund(a)        Paid to Trustees(b)
--------------        ---------------------     ---------------------
Jack W. Aber                $4,000                   $24,000
William E. Chapman, II      $4,000                   $24,000
Sean M. Healey                none                      none
Edward K. Kaier             $4,000                   $24,000
Eric Rakowski               $4,000                   $24,000

____________________
[FN]
(a)  Compensation is estimated for the Fund's fiscal year  ending
     October 31, 2000. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ending October 31, 2000 for services as Trustees of The Managers Funds.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

     As of October 19, 1999, through its ownership of 100% of the shares of the Fund Affiliated Managers Group, Inc. ("AMG") "controlled" (within the meaning of the 1940 Act) the Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund.

     No other person or entity owned shares of the Fund.

Management Ownership

     As  of  October  19, 1999, all management  personnel  (i.e.,
Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.


                     MANAGEMENT OF THE FUND

Investment Manager and Sub-Adviser

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Managers Funds LLC (the "Investment Manager") serves as investment manager to and distributor of the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 1999 (the "Investment Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, LLC, the sub-adviser which manages the assets of the Fund (the "Sub-Adviser" or "Essex"). The Investment Manager receives no additional compensation from the Fund for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex is the successor firm to Essex Investment Management Company, Inc. which was formed in 1976. AMG indirectly owns a majority interest in Essex. As of December 31, 1998, Essex's assets under management totaled approximately $5.6 billion. Essex's address is 125 High Street, Boston, MA 02110. Stephen D. Cutler, President, Joseph C. McNay, Chairman and Chief Investment Officer, and Daniel Beckham, Principal and Vice President, are the portfolio managers for the Fund.

     The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions. Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related recordkeeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Compensation of Investment Manager and Sub-Adviser by the Fund

     As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as percentages of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

Fee Waivers and Expense Limitations

     The Investment Manager has contractually agreed, for a period of no less than eighteen (18) months, to limit total annual fund operating expenses to 1.10%, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See "Managers AMG Funds" in the Prospectus for further information.

     The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the expense limitation in effect at the date of this Statement of Additional Information on the management fees which are expected to be payable by the Fund is reflected in the Expense Information located at the front of the Fund's Prospectus. In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Shareholders will be notified of any change in the management fees of the Fund on or about the time that such fees or expenses become effective.

Investment Management and Sub-Advisory Agreements

     The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more sub-advisers to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a sub-advisory agreement with Essex Investment Management Company, LLC, dated October 19, 1999 (the "Sub-Advisory Agreement").

     The Investment Management Agreement and the Sub-Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The   Investment  Management  Agreement  provides  that  the
Investment Manager is specifically responsible for:

     * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objective and policies as set forth in the Trust's current Registration Statement;

     * providing research and analysis relative to the investment program and investments of the Fund;

     * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

     *      making  changes  on  behalf  of  the  Trust  in   the
investments of the Fund.

     Under the Sub-Advisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

     The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

     The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

     The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security,  the  transactions  are, to  the  extent  feasible  and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Reimbursement Agreement

     Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund and, under its distribution agreement with the Fund, the
Investment Manager provides a variety of shareholder and marketing services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Code of Ethics

     The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the code of ethics of the Investment Manager (applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

Distribution Arrangements

     Under a distribution agreement between the Fund and The Managers Funds LLC dated October 19, 1999 (the "Distribution Agreement"), The Managers Funds LLC serves as distributor (the "Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

     The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

Custodian

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for the Fund. It is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent

     Boston Financial Data Services, Inc., P.O. Box 8517, Boston,
Massachusetts  02266-8517, is the transfer agent  (the  "Transfer
Agent") for the Fund.

Independent Public Accountants

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


            BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

      In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services. Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record-keeping services.


           PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

     Investors may open accounts with the Fund through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Trust's Investment Manager and/or the Sub-Adviser.

     Purchase orders received by the Fund before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, redemptions of shares which were purchased by check are not effected until the clearance of the check, which may take up to 15 days after the date of purchase unless arrangements are made with the Investment Manager. However, during this 15 day period, such shareholder may exchange such shares into any series of The Managers Funds. The 15 day holding period for redemptions would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m.
New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock
Exchange (the "NYSE") on that day.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

     An investor may exchange shares from the Fund into shares of any series of The Managers Funds without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of The Managers Funds they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of The Managers Funds and redemptions of the Fund, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of The Managers Funds will occur when the proceeds from redemption become available. The
Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     The Fund computes its Net Asset value once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of the Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Dividends and Distributions

     The Fund declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

Distribution Plan

     The Trust has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of shares, either directly or through other persons with which the Trust has entered into greements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees may authorize payments which may not exceed on an annual basis 0.25% of the average annual net assets of the Fund. The Trustees have not authorized the payment of any fees to date.

                      CERTAIN TAX MATTERS

Federal Income Taxation of Fund-in General

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders  as  ordinary income to the  extent  of  the  Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Federal Income Taxation of Shareholders

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

Foreign Shareholders

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

State and Local Taxes

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

     The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.


                        PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Since the Fund commenced operations on November 1, 1999, there is no current performance information for the Fund.

Total Return

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In  the  above  formula, P = a hypothetical  initial  payment  of
$1,000

T = average annual total return
N = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period

Performance Comparisons

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc., ("Morningstar") . Lipper prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Composite Stock Price Index or the Dow Jones Industrial Average.

Massachusetts Business Trust

     The Fund is a series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions,
(i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The  Trust shall continue without limitation of time subject
to   the  provisions  in  the  Declaration  of  Trust  concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest.
See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of one series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                REPORT OF INDEPENDENT ACCOUNTANTS



To   the  Board  of  Trustees  of  Managers  AMG  Funds  and  the
Shareholder of Essex Aggressive Growth Fund:


In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Managers AMG Funds -- Essex Aggressive Growth Fund (the "Fund") at October 15, 1999, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 1999

                      FINANCIAL STATEMENT

MANAGERS AMG FUNDS
STATEMENT OF ASSETS AND LIABILITIES                 ESSEX AGGRESSIVE
OCTOBER 15, 1999                                       GROWTH FUND
-----------------------------------                 ------------------
Assets:
Cash                                                    $ 100,000
                                                         --------
          Total assets                                  $ 100,000
                                                         ========
Paid-in Capital (Applicable to 10,000 shares issued and $ 100,000
outstanding with $0.001 par value;                       --------
unlimited shares authorized)
          Net Assets                                    $ 100,000
                                                         ========

MANAGERS AMG FUNDS - ESSEX AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENT

(1)  ORGANIZATION

The Essex Aggressive Growth Fund ( the "Fund") is the initial series of Managers AMG Funds (the "Trust"), a Massachusetts business trust organized on June 18, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, diversified management investment company. The Fund has had no operations to date, other than the sale to Affiliated Managers Group, Inc. ("AMG") of 10,000 shares of the Fund on October 15, 1999.

The costs incurred and to be incurred in connection with the organization of the Trust and the registration and initial offering of shares of the Fund, including legal expenses, will be borne by AMG. These costs will not be subject to reimbursement by the Fund.

(2)  INVESTMENT ADVISORY AND DISTRIBUTION SERVICES

Under the terms of an Investment Management Agreement (the "Agreement"), the Fund is obligated to pay The Managers Funds LLC (the "Manager") an annualized management fee of 1.00% of the average daily net assets of the Fund. Pursuant to the Agreement, the Manager has agreed, for a period of no less than eighteen
(18) months, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed 1.10%. The Fund is obligated to repay the Manager such amounts waived, paid or reimbursed in future years, if any, when the Fund's expenses fall below such rate, provided that this occurs within 3 years after the waiver or reimbursement. The repayment to the Manager is subject to the further obligation that such repayment would not cause the Fund's expenses in any such future year to exceed 1.10%.

The Trust, on behalf of the Fund, has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Board of Trustees may authorize payments at an annual rate of up to 0.25% of the Fund's average daily net assets. The Plan provides that such payments will be used to pay for the marketing of shares of the Fund. The Board of Trustees has not authorized the payment of any fees to date under the Plan.